Investment in Joint Venture (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Schedule of Equity Method Investments [Line Items]
Undistributed (losses) earnings	$ 22	$ 40	$ (151)	$ 61	$ 89
Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	45.00%		45.00%
Contributed capital			$ 637
Carrying amount			851	1,002
Undistributed (losses) earnings			$ (151)	$ 61	$ 89